CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounts receivable, net	$ 123	$ 50,015
Property and equipment, net	$ 15,683	22,659
Accounts payable and accrued expenses related parties current		112
Deferred revenue due to related parties current		988
Deferred rent due to related parties non-current		92
Deferred revenue due to related parties non-current		$ 4,277
Jaws Acquisition Corp
Shares subject to possible redemption		56,966,114	0
Shares subject to possible redemption, price per share		$ 10.00	$ 10.00
Preferred stock, par value		$ 0.0001	$ 0.0001
Preferred stock, shares authorized		1,000,000	1,000,000
Preferred stock, shares issued		0	0
Preferred stock, shares outstanding		0	0
Class A common stock
Common stock, par or stated value per share	$ 0.0001	$ 0.0001
Common stock, shares authorized	6,000,000,000	6,000,000,000
Common stock, shares, issued	170,299,189
Common stock, shares, outstanding	170,299,189
Class A common stock | Jaws Acquisition Corp
Common stock, par or stated value per share		$ 0.0001	$ 0.0001
Common stock, shares authorized		400,000,000	400,000,000
Common stock, shares, issued		12,033,886	0
Common stock, shares, outstanding		12,033,886	0
Shares subject to possible redemption		56,966,114
Class B common stock
Common stock, par or stated value per share	$ 0.0001	$ 0.0001
Common stock, shares authorized	1,000,000,000	1,000,000,000
Common stock, shares, issued	306,843,662
Common stock, shares, outstanding	306,843,662
Class B common stock | Jaws Acquisition Corp
Common stock, par or stated value per share		$ 0.0001	$ 0.0001
Common stock, shares authorized		40,000,000	40,000,000
Common stock, shares, issued		17,250,000	1
Common stock, shares, outstanding		17,250,000	1